Shareholder Report		6 Months Ended	12 Months Ended
		May 31, 2026 USD ($) Holding	Nov. 30, 2025
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		Vanguard New Jersey Tax-Free Funds
Entity Central Index Key		0000821404
Entity Investment Company Type		N-1A
Document Period End Date		May 31, 2026
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
C000007964
Shareholder Report [Line Items]
Fund Name		New Jersey Long-Term Tax-Exempt Fund
Class Name		Investor Shares
Trading Symbol		VNJTX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard New Jersey Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2025, to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 7
Expense Ratio, Percent	[1]	0.14%
Material Change Date			Nov. 30, 2025
AssetsNet		$ 3,150,000,000
Holdings Count | Holding		1,005
InvestmentCompanyPortfolioTurnover		4.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of May 31, 2026)

Table Summary
Fund Net Assets (in millions)	$3,150
Number of Portfolio Holdings	1,005
Portfolio Turnover Rate	4%

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of May 31, 2026)

Table Summary
Less than 1 Year	9.5%
1 to 3 Years	4.2%
3 to 5 Years	2.7%
5 to 10 Years	12.8%
10 to 20 Years	36.1%
20 to 30 Years	30.7%
Greater than 30 Years	3.3%
Other Assets and Liabilities—Net	0.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007965
Shareholder Report [Line Items]
Fund Name		New Jersey Long-Term Tax-Exempt Fund
Class Name		Admiral™ Shares
Trading Symbol		VNJUX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard New Jersey Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2025, to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 5
Expense Ratio, Percent	[2]	0.09%
Material Change Date			Nov. 30, 2025
AssetsNet		$ 3,150,000,000
Holdings Count | Holding		1,005
InvestmentCompanyPortfolioTurnover		4.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of May 31, 2026)

Table Summary
Fund Net Assets (in millions)	$3,150
Number of Portfolio Holdings	1,005
Portfolio Turnover Rate	4%

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of May 31, 2026)

Table Summary
Less than 1 Year	9.5%
1 to 3 Years	4.2%
3 to 5 Years	2.7%
5 to 10 Years	12.8%
10 to 20 Years	36.1%
20 to 30 Years	30.7%
Greater than 30 Years	3.3%
Other Assets and Liabilities—Net	0.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Annualized.
[2]	Annualized.